UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         May 15, 2012.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   46
Form 13F Information Table Value Total:   $115,344

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       342    10938 SH      SOLE                             10938
Amgen Incorporated	   COM               031162100       455     6689 SH      SOLE                              6689
Apple Inc		   COM               037833100       518      864 SH      SOLE                               864
Array Biopharma Inc        COM               04269X105        77    22554 SH      SOLE                             22554
Berkshire Hathaway B New   COM               084670702       204     2509 SH      SOLE                              2509
Blkrck Muniyield Quality   COM               09254E103       359    25232 SH      SOLE                             25232
Caterpillar Inc            COM               149123101       212     1991 SH      SOLE                              1991
Chevron Corporation        COM               166764100       707     6595 SH      SOLE                              6595
Citigroup Inc New          COM               172967424       256     7002 SH      SOLE                              7002
Cobiz Financial Inc        COM               190897108       658    93047 SH      SOLE                             93047
Coca Cola Company          COM               191216100       806    10896 SH      SOLE                             10896
Disney Walt Company        COM               254687106       458    10460 SH      SOLE                             10460
EMC Corp Mass              COM               268648102      2078    69542 SH      SOLE                             69542
Exxon Mobile Corporation   COM               30231G102      1540    17761 SH      SOLE                             17761
General Electric Company   COM               369604103       791    39390 SH      SOLE                             39390
Grainger W W Inc           COM               384802104       714     3324 SH      SOLE                              3324
Hospitality Pptys Trust    COM               44106M102       265    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       966     4360 SH      SOLE                              4360
Ishares Gold Trust         GOLD ETF          464285105      1889   116106 SH      SOLE                            116106
Ishares MSCI ACWI Idx      Equity ETF        464288257      8133   172308 SH      SOLE                            172308
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234     10485   244140 SH      SOLE                            244140
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      3142    53578 SH      SOLE                             53578
Ishares Silver Trust       SILVER ETF        46428Q109       283     9007 SH      SOLE                              9007
Ishares Tr Barclays Fund   BOND ETF          464287226      1403    12771 SH      SOLE                             12771
Ishares Tr Barclays Tips   BOND ETF          464287176       952     8096 SH      SOLE                              8096
Ishares Tr Cohen & Steer   REIT ETF          464287564      4696    61272 SH      SOLE                             61272
Ishares Tr Dow Jones       Equity ETF        464288448       530    16256 SH      SOLE                             16256
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465     13306   242420 SH      SOLE                            242420
Ishares Tr Russell 2000    EQUITY ETF        464287655      2302    27804 SH      SOLE                             27804
Ishares Trust S&P 500      EQUITY ETF        464287200       402     2844 SH      SOLE                              2844
JPMorgan Chase and Co      COM               46625H100       228     4962 SH      SOLE                              4962
Nuveen Insd Muni Oppty     Closed Fd         670984103       368    25200 SH      SOLE                             25200
Piedmont Office Rlty Tr    COM               720190206       956    53881 SH      SOLE                             53881
Powershares Exch Td Fd     EQUITY ETF        73935X716      9641   627671 SH      SOLE                            627671
Praxair Inc                COM               74005P104       573     5000 SH      SOLE                              5000
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     20020   142180 SH      SOLE                            142180
SCH US AGG Bnd Etf         BOND ETF          808524839       988    19179 SH      SOLE                             19179
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308       416    12202 SH      SOLE                             12202
Senesco Tech Inc New       COM               817208408        27   107960 SH      SOLE                            107690
Spdr Gold Trust            GOLD ETF          78463V107      7785    48023 SH      SOLE                             48023
Travelers Companies        COM               89417E109       484     8179 SH      SOLE                              8179
VF Corporation             COM               918204108       392     2685 SH      SOLE                              2685
Vanguard Health Care       EQUITY ETF        92204A504     13280   196532 SH      SOLE                            196532
Vanguard Large Cap         EQUITY ETF        922908637       230     3567 SH      SOLE                              3567
Vanguard Small Cap         EQUITY ETF        922908751       548     6959 SH      SOLE                              6959
Vanguard Total World       EQUITY ETF        922042742       507    10511 SH      SOLE                             10511

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